Summary of Significant Accounting Policies - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)
Accounting Policies [Line Items]
Net income (loss)	¥ (962,259)	$ (147,471)	¥ (1,111,199)	¥ (1,006,442)
Net loss per share | (per share)	¥ (0.41)	$ (0.06)	¥ (1.31)	¥ (2.20)
Closing foreign exchange rate of CNY per US$1.00	6.5250				6.5250
Restricted cash and cash equivalents current	¥ 0		¥ 0	¥ 0
Equity securities measured at fair value using alternate measurement	126,583		114,876		$ 19,400
Equity securities without readily determinable fair value, upward price adjustment	14,301	$ 2,192	0
Equity securities without readily determinable fair value, downward price adjustment	0	0	0
Equity securities without readily determinable fair value cumulative loss	0		0		0
Impairment of long lived assets	0		0	0
Revenue from contract with customer, excluding assessed tax	6,577,307	1,008,017	3,956,353	2,218,172
Advertising expenses	15,348	2,352	29,271	23,030
Operating lease right-of-use assets	266,968				40,915
Operating lease liabilities	259,427				39,759
Operating lease liabilities current	76,469				11,719
Operating lease liabilities non current	182,958				28,040
Employee benefit expenses	126,784	19,430	155,848	¥ 114,305
Changes in Estimates of Useful Life [Member]
Accounting Policies [Line Items]
Depreciation expense	164,768	25,252
Net income (loss)	¥ 164,768	$ 25,252
Net loss per share | (per share)	¥ 0.07	$ 0.01
Accounting Standards Update 2016-02 [Member]
Accounting Policies [Line Items]
Operating lease right-of-use assets					14,152	¥ 92,339
Operating lease liabilities					$ 13,580	¥ 88,608
Enterprise Cloud Services Maintenance [Member]
Accounting Policies [Line Items]
Revenue from contract with customer, excluding assessed tax	¥ 4,145	$ 635	¥ 317
After the Use of Estimates [Member]
Accounting Policies [Line Items]
Electronic equipment estimated useful life	4 years	4 years